LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 20, 2018
Loss on investment	$ 1,690,000
Xiamen Blue Wave [Member]
Equity interest				20.00%
Ownership percentage diluted				15.00%
Carrying value of cost method investment		$ 1,694,269	$ 1,722,999